Deferred tax - Movements in deferred tax liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 USD ($)
Movements in deferred tax liability
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014	¥ (522)
Acquisition of a subsidiary | $					$ (682,328)
Credited/(debited) to income statement	16,245
Gross deferred tax liabilities	(667,131)
Predecessor
Movements in deferred tax liability
Balance at beginning of period	(682,854)	$ (265,782)
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014 | $		263,303
Acquisition of a subsidiary | $		(682,328)
Credited/(debited) to income statement | $		1,953
Gross deferred tax liabilities		$ (682,854)	¥ (682,854)
Brand
Movements in deferred tax liability
Gross deferred tax liabilities	(432,300)
Brand | Predecessor
Movements in deferred tax liability
Balance at beginning of period	(432,300)		(248,125)
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014			248,125
Acquisition of a subsidiary				¥ (432,300)
Gross deferred tax liabilities			(432,300)
Contract with Insurers
Movements in deferred tax liability
Credited/(debited) to income statement	13,712
Gross deferred tax liabilities	(191,467)
Contract with Insurers | Predecessor
Movements in deferred tax liability
Balance at beginning of period	(205,179)		(16,572)
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014			15,085
Acquisition of a subsidiary				(205,675)
Credited/(debited) to income statement			1,983
Gross deferred tax liabilities			(205,179)
Property, plant and equipment
Movements in deferred tax liability
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014	(522)
Credited/(debited) to income statement	385
Gross deferred tax liabilities	(16,764)
Property, plant and equipment | Predecessor
Movements in deferred tax liability
Balance at beginning of period	(16,627)		(795)
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014			93
Acquisition of a subsidiary				(16,150)
Credited/(debited) to income statement			225
Gross deferred tax liabilities			(16,627)
Leases
Movements in deferred tax liability
Credited/(debited) to income statement	2,046
Gross deferred tax liabilities	(26,131)
Leases | Predecessor
Movements in deferred tax liability
Balance at beginning of period	(28,177)
Acquisition of a subsidiary				¥ (28,203)
Credited/(debited) to income statement			26
Gross deferred tax liabilities			(28,177)
Others
Movements in deferred tax liability
Credited/(debited) to income statement	102
Gross deferred tax liabilities	(469)
Others | Predecessor
Movements in deferred tax liability
Balance at beginning of period	¥ (571)		(290)
Credited/(debited) to income statement			(281)
Gross deferred tax liabilities			¥ (571)